Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) - Retirement Medical Benefits Plans [Member]
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Retirement medical benefit obligations	3.80%	3.90%
Net periodic benefit cost	3.90%	3.70%
Health care cost inflation	7.00%	6.50%